Stockholders' Equity (Details) (USD $)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss from continuing operations attributable to common stockholders	$ (4,480,878)	[1]	$ (1,175,611)	[1]	$ (5,573,814)	[1]	$ (2,332,760)	[1]	$ (2,751,129)		$ 3,732,285
Dividends on restricted stock expected to vest and operating partnership units	(82,820)	[1]	(2,618)	[1]	(45,111)	[1]	(5,417)	[1]	(11,136)		(11,564)
Gain on redemption of common stock	0	[2]	(300)	[2]	0	[2]	1,575	[2]	1,575	[2]	4,018	[2]
Basic net loss from continuing operations attributable to common stockholders	(4,563,698)	[1]	(1,178,529)	[1]	(5,618,925)	[1]	(2,336,602)	[1]	(2,760,690)		3,724,739
Net loss from discontinued operations									(356,546)		(720,815)
Net loss from discontinued operations attributable to noncontrolling interest									(136,674)		(909,371)
Basic net (loss) income from discontinued operations attributable to common stockholders	$ (55,115)	[1]	$ (20,554)	[1]	$ 8,925	[1]	$ (89,537)	[1]	$ (219,872)		$ 188,556
Weighted average common shares outstanding (in shares)	5,823,296	[1],[3]	1,030,392	[1],[3]	3,452,032	[1],[3]	1,012,870	[1],[3]	2,348,849		1,679,778
Potential dilutive shares (in shares)	0	[4]	0	[4]	0	[4]	0	[4]	0	[5]	16,475	[5]
Weighted average common shares outstanding and potential dilutive shares (in shares)	5,823,296	[6]	1,030,392	[6]	3,452,032	[6]	1,012,870	[6]	2,348,849		1,696,253
Basic loss from continuing operations per share (in dollars per share)	$ (0.78)	[1]	$ (1.14)	[1]	$ (1.63)	[1]	$ (2.31)	[1]	$ (1.18)		$ 2.22
Basic (loss) income from discontinued operations per share (in dollars per share)	$ (0.01)	[1],[3]	$ (0.02)	[1],[3]	$ 0.00	[1],[3]	$ (0.09)	[1],[3]	$ (0.09)		$ 0.11
Diluted loss from continued operations per share (in dollars per share)	$ (0.78)	[6]	$ (1.14)	[6]	$ (1.63)	[6]	$ (2.31)	[6]	$ (1.18)		$ 2.20
Diluted (loss) income from discontinued operations per share (in dollars per share)	$ (0.01)	[3],[6]	$ (0.02)	[3],[6]	$ 0.00	[3],[6]	$ (0.09)	[3],[6]	$ (0.09)		$ 0.11

[1]	For 2014, amounts relate to Class A, Class B-1, B-2, B-3 common shares and Long-Term Incentive Plan Units outstanding. For 2013 amounts relate to common shares outstanding.
[2]	Represents the difference between the fair value and carrying amount of the common stock upon redemption.
[3]	Share and per share amounts have been restated to reflect the effects of two reverse stock splits of the Company’s Class B common stock, which occurred during the first quarter of 2014. See Note 1, "Organization and Nature of Business" and Note 11, "Stockholders' Equity" for further discussion.
[4]	Excludes 5,933 and 6,199 shares of Class B common stock and 279,652 and 140,598 Operating Partnership units for the three and six months ended June 30, 2014, respectively, and 6,593 and 6,859 shares of Class B common stock for the three and six months ended June 30, 2013, respectively, related to non-vested restricted stock and Operating Partnership Units, as the effect would be anti-dilutive. Also excludes any potential dilution related to the 1,000 shares of convertible stock outstanding as of June 30, 2013, as there would be no conversion into common shares.
[5]	Excludes 15,908 shares related to non-vested restricted stock for the year ended December 31, 2013, as the effect would be anti-dilutive. Also excludes any dilution related to the 1,000 shares of convertible stock as the conversion would be anti-dilutive and currently there would be no conversion into common shares.
[6]	For 2014, amounts relate to Class A, Class B-1, B-2, B-3 common shares and Operating Partnership and Long-Term Incentive Plan Units outstanding. For 2013 amounts relate to common shares outstanding.